Common Stock, Additional Paid-In Capital and Dividends, Dividends (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Dividends paid to common stock holders	$ 0	$ 0